UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.       Name and address of issuer:

                  The Commerce Funds
                  922 Walnut Street
			Fourth Floor
			Mail Code TB4-1
                  Kansas City, Missouri 64106

2. The Name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
                                      [ X ]

3.       Investment Company Act File Number:  811-8598

         Securities Act File Number:  33-80966



4(a)     Last day of fiscal year for which this Form is filed:

                           October 31, 2008


4(b)     [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.


4(c) [ ] Check box if this is the last time the issuer will be filing this Form.













5.       Calculation of registration fee:

         (i)      Aggregate sale price of securities
                  sold during the fiscal year pursuant
                  to section 24(f):                            $ 261,391,158
                                                                --------------

         (ii)     Aggregate price of securities
                  redeemed or repurchased during the
                  fiscal year:                                 $ 436,202,047
                                                                --------------


         (iii)Aggregate price of securities
          redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:                                        $ 758,125,710
         -------------

         (iv) Total available redemption credits
          [add Items 5(ii) and 5(iii):
                                                             $ 1,194,327,757
                                                              -------------


         (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract
          Item 5(iv) from Item 5(i)]:                        $ 0
                                                              -------------


         (vi) Redemption credits available for use in future years - if Item 5(i) is less than Item 5(iv) [subtract Item 5(iv) from Item
                  5(i)]:                                     $ (932,936,599)
                                                              -------------


         (vii) Multiplier for determining
           registration fee (See
           Instruction C.9):                                  x 0.0000558
                                                             -------------


         (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)]
            (enter "0" if no fee is due):             = $ 0
                                                         -----------------















6.       Prepaid Shares

         If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: __________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______.






7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):                              +$ 0
                                                            -----------



8.       Total of the amount of the registration fee due plus
         any   interest  due  [line 5(viii)  plus  line 7]: =$ 0
                                                            ------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         Method of Delivery:

         [ ] Wire Transfer
         [ ] Mail or other means






















SIGNATURES

This report has been signed below by the following person on behalf of the issuer and in the capacity and on the date indicated.


By (Signature and Title)

                            /s/ Peter W. Fortner, Chief Accounting Officer

Date: 1-20-09